CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash Flows from Operating Activities:
Net loss for the period	$ (3,712,331)	$ (2,813,613)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock option compensation	59,321	0
Depreciation	1,962	2,817
Accretion of convertible notes	2,166,039	1,179,893
Changes in non-cash working capital:
Net increase in deposits and advances	(68,331)	(80,767)
Net increase (decrease) in accounts payable and accrued expenses	(5,623)	277,394
Net cash used in operating activities	(1,558,963)	(1,434,276)
Cash Flows from Financing Activities:
Net proceeds from the issuance of common shares	0	68,250
Net cash provided by financing activities	0	68,250
Change in Cash and Cash Equivalents:
Net decrease in cash and cash equivalents	(1,558,963)	(1,366,026)
Cash and cash equivalents - beginning of period	6,439,147	2,975,837
Cash and cash equivalents - end of period	$ 4,880,184	$ 1,609,811